UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Personal Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1. Report to Shareholders

Personal Strategy Growth Fund	November 30, 2013

The views and opinions in this report were current as of November 30, 2013. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks produced strong returns in the past six months, despite rising concerns about less accommodative Federal Reserve policies, uncertain U.S. fiscal policies, political turmoil in the Middle East, and rising tensions in Asia. Stocks in non-U.S. developed markets rose and performed mostly in line with U.S. shares, while emerging markets stocks lagged. Investment-grade bonds were mostly down for the period as interest rates moved higher, but returns for high yield bonds were positive as higher coupons helped to offset the adverse impact of rising rates. Non-U.S. developed bond markets delivered favorable returns for the six-month period, while emerging markets bonds declined. The Personal Strategy Funds generated strong results and outpaced their respective benchmarks over the reporting period.

MARKET ENVIRONMENT

Global markets generated solid returns in the past six months amid improving economic conditions and continued accommodative monetary policies from central banks. Economic conditions improved throughout the period. In the U.S., unemployment fell to a five-year low of 7.0% in November as the economy added 203,000 jobs. The 10-year U.S. Treasury yield rose to about 2.8%, and gross domestic product (GDP) growth was measured at an annualized rate of 3.6% in the third quarter, revised upward from 2.8% previously. Corporate earnings were mostly positive during the period.

The eurozone continues to recover slowly from the sovereign debt crisis, but some of the underlying causes and symptoms of that crisis—very high levels of national debt and debilitating levels of unemployment, especially among young workers—have gone unaddressed. The European Central Bank cut its main lending rate by 0.25% to 0.50% just before the start of our reporting period, and again in November to 0.25%, in an effort to stimulate stronger growth. Despite the region’s economic malaise, the German market returned more than 19% in the six months through November 30. Some markets in the peripheral eurozone countries fared even better.

Japan continued to implement aggressive monetary policies in an effort to increase growth and inflation. Japanese stocks slowed their advance at the beginning of our reporting period, ultimately returning just over 10% in U.S. dollar terms for the last six months.

China is undergoing a slowdown of its own making as its government tries to steer the economy toward more balanced and sustainable growth after three decades of torrid expansion. Indian stocks retreated as the country’s currency repeatedly hit record lows over the summer despite central bank efforts to defend the rupee and stanch capital outflows. India recovered late in the period, aided by the new central bank governor and recent reforms.

Among major U.S. stock market indexes, small-cap stocks considerably outperformed mid- and large-caps for the period, and growth shares led value stocks across all market capitalizations. Non-U.S. developed market stocks also generated strong results, led by developed Europe. Emerging markets trailed developed markets, with most producing low-single-digit gains. Emerging Europe posted the strongest results.

Most U.S. bond markets produced negative returns during our reporting period. Treasuries declined the most as long-term yields moved higher. High yield securities performed best, strongly outperforming their higher-quality counterparts; investment-grade corporates delivered a negative return. Asset- and agency mortgage-backed securities produced slim gains, while emerging markets retreated.

PORTFOLIO REVIEW AND POSITIONING

Stocks
An overweight to stocks versus bonds helped performance over the six-month reporting period. The domestic large-cap growth stock portfolio was among the funds’ best performers. Information technology stocks were particularly strong, led by Google, MasterCard, and Baidu, China’s dominant Internet search firm. The industrials and business services sector also generated strong results, with aircraft maker Boeing and Danaher, a manufacturer of diversified products, among the sector’s biggest contributors. The funds’ U.S. large-cap value stock portfolio posted strong gains, outperforming the broader equity markets. Pharmaceutical giants Pfizer and Merck were standout performers, as was diversified financial company JPMorgan Chase. Our non-U.S. developed market allocation posted double-digit gains—led by Vodafone, the U.K.-based mobile telecommunication services giant; German pharmaceutical leader Bayer AG; and Japan’s Softbank, a leading information technology company—although our emerging markets equity allocation lagged. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

We continue to favor stocks versus bonds in the context of an improving economy but reduced the size of our overweight during the reporting period as stocks are no longer as cheap following recent market strength. The current low-yield environment and prospects for upward pressure on interest rates provide a less favorable foundation for future bond returns. Continued monetary easing from central banks around the world has helped to reduce some of the downside risk, but challenges persist, including uncertainty around U.S. fiscal policy as well as low growth and high unemployment in Europe. U.S. corporate balance sheets and profit margins are healthy, while earnings and revenue growth appear consistent with modest economic growth. Stocks offer dividend yields that, in many cases, are competitive with bond yields, which remain low given a modest inflationary climate.

We started the reporting period modestly overweight to non-U.S. equities over domestic stocks, and we increased our overweight toward the end of the period. Outside the U.S., we favor emerging markets over developed markets, although we trimmed our overweight to emerging market equities in light of slowing growth and the potential for Fed tapering to weigh on emerging markets currencies. Emerging markets valuations are attractive relative to developed markets, though considerable disparity exists in the strength of various emerging markets economies, with commodity producers challenged by weaker demand. European economic growth remains sluggish, hindered by debt loads, high unemployment, and deflation worries, as well as persistent challenges in the eurozone periphery. In Japan, although fiscal and monetary policies have revived consumer spending and economic output, sustainability will depend on the passage of structural reforms.

We favor domestic large-cap stocks over small-caps, as small-cap valuations appear richly priced. Within U.S. equities, we favor growth stocks over value stocks; however, we have trimmed our overweight to growth. While the current low level of economic growth favors growth stocks, which tend to be less reliant on a strong economy to generate earnings, a gradually improving economy has moderated the positive outlook for growth stocks relative to value stocks.

We are underweight real assets stocks versus global equities as the prospects for muted global economic growth may weigh on commodity prices in conjunction with an increase in global energy production capacity improving supply. We also expect demand for commodities from China to remain subdued as it shifts its growth model away from industrial production and exports to domestic consumption. Although gradual economic improvement supports real estate fundamentals, current valuations are still expensive relative to the broad equity market. Over the long term, we continue to believe that exposure to real assets equities, such as real estate, energy, and natural resources, as well as metals, should expand the funds’ broad diversification and position them to perform well under a variety of market conditions, including periods of rising inflation.

Bonds
Overall returns for our fixed income allocation declined for the past six months in an environment of rising interest rates. Non-U.S. bonds outpaced U.S. bonds with returns supported by currencies as the euro strengthened against the U.S. dollar. Among other diversifying sectors, high yield bonds made a relatively strong contribution to performance, while emerging markets bonds weighed on overall returns.

We continue to be overweight to high yield versus investment-grade bonds. High yield debt remains attractive versus other fixed income sectors in this low-yield environment, particularly in light of our expectations for a gradually improving economy. In addition, many high yield issuers have improved their financial condition significantly since the 2008 global financial crisis, taking advantage of low interest rates to refinance debt and extend maturities. Also, the tendency for high yield debt to be less sensitive to changes in interest rates is appealing given that interest rates are near historical lows.

At the end of the third quarter, we moved from a modest overweight to emerging markets debt versus investment-grade bonds to a neutral allocation. While valuations are attractive, emerging market bonds are susceptible to capital outflows as interest rates rise and many emerging economies continue to struggle in containing inflationary pressures. We currently favor U.S. investment-grade bonds versus non-U.S. dollar-denominated debt based largely on the prospects for a stronger U.S. dollar, supported by expectations for improving growth and the potential for higher rates in the U.S. as Fed tapering begins.

PERFORMANCE COMPARISON

Personal Strategy Income Fund

As shown in the Performance Comparison table, for the six-month period ended November 30, 2013, the Personal Strategy Income Fund outperformed its combined index portfolio, Morningstar benchmark, and Lipper peer group index.

Security selection was the primary contributor to the fund’s outperformance versus its combined index portfolio over the past six months, and the portfolio’s overweight to equities was an additional positive contributor. Stock selection among the portfolio’s U.S. large-cap holdings was particularly strong among both growth and value names. Solid returns among our non-U.S. developed equity holdings also benefited from favorable security selection, including contributions from several stocks mentioned earlier, such as Vodafone, Bayer AG, and Softbank. Within fixed income, our allocations to diversifying sectors, particularly high yield bonds and non-U.S. bonds, were positive contributors to performance. Our overweight position to equities relative to bonds helped relative performance, as equities outperformed fixed income over the six months, though our underweight to small-cap equities relative to large-caps, as well as our inclusion of real assets equities, weighed on results. Security selection within the investment-grade bond portfolio also weighed on relative performance as the portfolio underperformed its benchmark, the Barclays U.S. Aggregate Bond Index. Please see the Portfolio Review and Positioning section for more information.

The fund’s target allocation to equities was 42% at the end of the current reporting period versus 44% on May 31, 2013. The target allocation to bonds and cash was 58% at the end of the period versus 56% six months ago. The actual allocations may differ from the target allocations due to investment time horizon, market conditions, trading environment, and other factors.

Personal Strategy Balanced Fund

As shown in the Performance Comparison table, for the six-month period ended November 30, 2013, the Personal Strategy Balanced Fund outpaced its combined index portfolio, Morningstar benchmark, and Lipper peer group index.

Security selection was the primary contributor to the fund’s outperformance versus its combined index portfolio over the past six months, and the portfolio’s overweight to equities was an additional positive contributor. Stock selection among the portfolio’s U.S. large-cap holdings was particularly strong among both growth and value names. Solid returns among our non-U.S. developed equity holdings also benefited from favorable security selection, including contributions from several stocks mentioned earlier, such as Vodafone, Bayer AG, and Softbank. Within fixed income, our allocations to diversifying sectors, particularly high yield bonds and non-U.S. bonds, were positive contributors to performance. Our overweight position to equities relative to bonds helped relative performance, as equities outperformed fixed income over the six months, though our underweight to small-cap equities relative to large-caps, as well as our inclusion of real assets equities, weighed on results. Security selection within the investment-grade bond portfolio also weighed on relative performance as the portfolio underperformed its benchmark, the Barclays U.S. Aggregate Bond Index. Please see the Portfolio Review and Positioning section for more information.

The fund’s target allocation to equities was 62% at the end of the current reporting period versus 64% on May 31, 2013. The target allocation to bonds and cash was 38% versus 36% six months ago. The actual allocations may differ from the target allocations due to investment time horizon, market conditions, trading environment, and other factors.

Personal Strategy Growth Fund

As shown in the Performance Comparison table, for the six-month period ended November 30, 2013, the Personal Strategy Growth Fund outpaced its combined index portfolio, Morningstar benchmark, and Lipper peer group index.

Security selection was the primary contributor to the fund’s outperformance versus its combined index portfolio over the past six months, and the portfolio’s overweight to equities was an additional positive contributor. Stock selection among the portfolio’s U.S. large-cap holdings was particularly strong among both growth and value names. Solid returns among our non-U.S. developed equity holdings also benefited from favorable security selection, including contributions from several stocks mentioned earlier, such as Vodafone, Bayer AG, and Softbank. Within fixed income, our allocations to diversifying sectors, particularly high yield bonds and non-U.S. bonds, were positive contributors to performance. Our overweight position to equities relative to bonds helped relative performance, as equities outperformed fixed income over the six months, though our underweight to small-cap equities relative to large-caps as well as our inclusion of real assets equities, weighed on results. Security selection within the investment-grade bond portfolio also weighed on relative performance as the portfolio underperformed its benchmark, the Barclays U.S. Aggregate Bond Index. Please see the Portfolio Review and Positioning section for more information.

The fund’s target allocation to equities was 82% at the end of the current reporting period versus 84% on May 31, 2013. The target allocation to bonds and cash was 18% versus 16% six months ago. The actual allocations may differ from the target allocations due to investment time horizon, market conditions, trading environment, and other factors.

OUTLOOK

Our expectations for global growth in the coming quarters remain modest. The U.S. economy is gradually recovering, as indicated by positive data on job growth and the unemployment rate, as well as housing, and has been further supported by subdued energy prices. Fiscal headwinds manifested in tax increases and spending cuts earlier in the year have abated. Although Fed policy is keeping interest rates at low levels, there is likely to be upward pressure on interest rates as the Fed begins reducing the amount of their asset purchases. U.S. corporate balance sheets and profit margins remain healthy. Earnings and revenue growth in the low- to mid-single-digit percentages are consistent with modest economic growth. Equity valuations are reasonable relative to historical levels based on several measures, including price-to-earnings and price-to-free cash flow.

Non-U.S. developed economies are slowly improving, though they are heavily reliant on fiscal and monetary policy support. While the eurozone emerged from recession at midyear, the macroeconomic environment in Europe remains challenging and economic growth remains sluggish amid persistent challenges in the eurozone periphery. Much of Europe faces headwinds, including high debt loads and unemployment, as well as heightened deflationary fears with inflation trending below 1% and likely to remain muted through 2014.

In Japan, the central bank continues to move aggressively to bolster the country’s economy, and Japanese GDP growth is expected to remain positive into 2014. Prime Minister Shinzo Abe’s bold economic experiment dubbed Abenomics—and its “three arrows” of aggressive monetary easing, fiscal stimulus, and structural reform—is aimed at ending Japan’s 20 years of low inflation, or cycle of stagnant wages and prices.

Many emerging markets economies are facing slower growth and appear vulnerable to the prospect of rising U.S. rates. We believe that the worst of China’s economic slowdown has passed, and we are starting to see better numbers as the country charts a path toward more sustainable growth rates. Demand for commodities, though, is expected to remain subdued as China shifts its growth model away from industrial production and exports toward domestic consumption. Countries with meaningful current account deficits are particularly vulnerable to potentially higher U.S. interest rates, which would make current emerging markets rates less attractive, and lower commodity prices could pressure the current accounts of net commodity-exporting countries even further.

While we expect central bank monetary policies to remain accommodative for some time, uncertainty about the impact of the Fed’s tapering may periodically elevate market volatility. However, we believe that our highly diversified portfolios and careful focus on fundamental research can enhance our ability to produce good long-term returns for our shareholders.

Respectfully submitted,

Charles Shriver
Portfolio manager and chairman of the funds’ Investment
Advisory Committee

December 19, 2013

The committee chairman has day-to-day responsibility for managing the portfolios and works with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING

As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.

Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Barclays Global Aggregate ex USD Bond Index: Tracks the performance of government, corporate, agency, and mortgage-related bonds in Europe, the Asia-Pacific region, and Canada.

Barclays U.S. Aggregate Bond Index: An unmanaged index that tracks investment-grade bonds, including corporate, government, and mortgage-backed securities.

Citigroup 3-Month Treasury Bill Index: An unmanaged index that tracks short-term U.S. government debt instruments.

Combined index portfolios: Unmanaged portfolios composed of the following underlying indexes as of November 30, 2013:

  Personal Strategy Income—40% stocks (28% Russell 3000 Index, 12% MSCI All Country World Index ex USA), 40% bonds (Barclays U.S. Aggregate Bond Index), and 20% money market securities (Citigroup 3-Month Treasury Bill Index).

  Personal Strategy Balanced—60% stocks (42% Russell 3000 Index, 18% MSCI All Country World Index ex USA), 30% bonds (Barclays U.S. Aggregate Bond Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

  Personal Strategy Growth—80% stocks (56% Russell 3000 Index, 24% MSCI All Country World Index ex USA) and 20% bonds (Barclays U.S. Aggregate Bond Index).

Credit Suisse High Yield Index: Tracks the performance of domestic noninvestment-grade corporate bonds.

Lipper Mixed-Asset Target Allocation Conservative Funds Index: A peer group benchmark that measures the performance of similar funds with a mix of between 20% and 40% equities, with the remainder invested in bonds and short-term investments.

Lipper Mixed-Asset Target Allocation Growth Funds Index: A peer group benchmark that measures the performance of similar funds with a mix of between 60% and 80% equities, with the remainder invested in bonds and short-term investments.

Lipper Mixed-Asset Target Allocation Moderate Funds Index: A peer group benchmark that measures the performance of similar funds with a mix of between 40% and 60% equities, with the remainder invested in bonds and short-term investments.

Morningstar Moderate Target Risk Index: Represents a portfolio of global equities (fixed at 60%), bonds, and other asset classes.

Morningstar Moderately Aggressive Target Risk Index: Represents a portfolio of global equities (fixed at 80%), bonds, and other asset classes.

Morningstar Moderately Conservative Target Risk Index: Represents a portfolio of global equities (fixed at 40%), bonds, and other asset classes.

MSCI All Country World Index ex USA: An index that measures equity market performance of developed and emerging countries, excluding the U.S.

MSCI Emerging Markets Index: A capitalization-weighted index of stocks from emerging market countries that only includes securities that may be traded by foreign investors.

Russell 3000 Index: An index that tracks the performance of the 3,000 largest U.S. companies, representing approximately 98% of the investable U.S. equity market.

S&P 500 Index: An index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 73.9%		
CONSUMER DISCRETIONARY 12.5%		
Auto Components 0.5%		
Aisin Seiki (JPY)	42,800	1,722
Autoliv, GDR (SEK)	8,519	790
Gentex	3,200	95
GKN (GBP)	251,173	1,558
Johnson Controls	1,600	81
Koito Manufacturing (JPY)	16,000	308
Strattec Security	800	36
TRW (1)	37,100	2,879
		7,469
Automobiles 1.1%		
BMW (EUR)	18,990	2,182
General Motors (1)	86,300	3,342
Harley-Davidson	38,200	2,560
Honda Motor (JPY)	64,100	2,710
Suzuki Motor (JPY)	44,700	1,148
Tesla Motors (1)	7,400	942
Toyota Motor (JPY)	55,700	3,469
		16,353
Distributors 0.0%		
Core Mark	2,100	155
Pool	5,275	296
		451
Diversified Consumer Services 0.0%		
Benesse Holdings (JPY)	14,800	569
		569
Hotels, Restaurants & Leisure 2.5%		
BJ's Restaurants (1)	6,100	181
Bloomin Brands (1)	13,000	340
Brinker	6,200	291

Carnival	119,100	4,301
Chipotle Mexican Grill (1)	8,800	4,610
Compass Group (GBP)	148,227	2,234
Denny's (1)	8,500	61
Jack In the Box (1)	11,800	559
Krispy Kreme (1)	13,700	348
Las Vegas Sands	88,100	6,315
Marriott, Class A	24,246	1,140
Noodles (1)	600	24
Red Robin Gourmet Burgers (1)	4,200	335
Sonic (1)	15,393	305
Starbucks	98,800	8,048
Starwood Hotels & Resorts Worldwide	52,000	3,873
The Cheesecake Factory	5,450	266
Wynn Macau (HKD)	225,200	863
Wynn Resorts	13,800	2,289
		36,383
Household Durables 0.2%		
Ethan Allen Interiors	1,400	43
Lennar, Class A	600	21
Meritage (1)	6,100	266
Persimmon (GBP)	124,614	2,366
Standard Pacific (1)	9,600	79
		2,775
Internet & Catalog Retail 2.7%		
Amazon.com (1)	54,200	21,334
Ctrip.com International, ADR (1)	20,800	994
HSN	5,600	321
Netflix (1)	6,900	2,524
priceline.com (1)	11,900	14,189
TripAdvisor (1)	7,200	636
		39,998

Leisure Equipment & Products 0.1%		
Brunswick	21,800	996
Nikon (JPY)	37,600	713
		1,709
Media 1.8%		
British Sky Broadcasting (GBP)	135,893	1,822
Comcast, Class A	21,600	1,077
Comcast, Special Class A	50,400	2,427
CyberAgent (JPY)	41,500	1,546
Discovery Communications, Class C (1)	77,350	6,247
Eutelsat (EUR) (2)	38,577	1,135
Informa (GBP) (2)	118,285	1,079
Liberty Global (1)	2,000	172
Madison Square Garden (1)	3,320	187
Scholastic	4,015	123
Time Warner	18,900	1,242
Time Warner Cable, Class A	11,400	1,576
Twenty-First Century, Class A	47,200	1,581
Walt Disney	19,400	1,368
WPP (GBP)	180,654	3,995
		25,577
Multiline Retail 0.5%		
Burlington Stores (1)	1,400	40
Dollar Tree (1)	21,600	1,202
J.C. Penney (1)(2)	52,100	531
Kohl's	61,500	3,400
Lojas Renner (BRL)	17,800	476
Marks & Spencer Group (GBP)	193,641	1,543
Parkson Retail (HKD) (2)	625,000	193
		7,385

Specialty Retail 1.8%		
American Eagle Outfitters	5,500	89
ANN (1)	10,950	391
Chico's	20,700	387
Christopher & Banks (1)	2,575	16
Express (1)	12,300	303
Five Below (1)	4,600	244
Francesca's Holdings (1)	6,900	135
hhgregg (1)	2,300	34
Hibbett Sports (1)	4,500	291
Home Depot	47,400	3,824
Kingfisher (GBP)	245,088	1,508
L Brands	37,200	2,418
Lowe's	136,000	6,457
MarineMax (1)	5,100	80
Monro Muffler Brake	5,650	300
O'Reilly Automotive (1)	27,400	3,424
Pier 1 Imports	8,700	194
Ross Stores	26,400	2,019
Stage Stores	10,700	225
Tiffany	6,200	553
Tile Shop Holdings (1)	7,000	117
TSC	26,800	1,962
World Duty Free (EUR) (1)	87,534	1,023
Zhongsheng Group Holdings (HKD) (2)	453,500	614
Zumiez (1)	8,900	247
		26,855
Textiles, Apparel & Luxury Goods 1.3%		
Coach	23,100	1,337
Fossil (1)	23,800	3,029
Kering (EUR)	10,274	2,278
Lululemon Athletica (1)	22,800	1,590
Michael Kors Holdings (1)	5,900	481

Nike, Class B	26,100	2,065
PVH	17,300	2,317
Quiksilver (1)	43,900	391
Ralph Lauren	9,100	1,595
Richemont, Class A (CHF)	25,852	2,627
Tumi Holdings (1)	11,900	286
V. F.	1,600	375
		18,371
Total Consumer Discretionary		183,895

CONSUMER STAPLES 4.1%

Beverages 0.6%

Constellation Brands, Class A (1)	4,700	331
Dr Pepper Snapple	51,300	2,476
Kirin Holdings (JPY)	110,000	1,695
Monster Beverage (1)	9,800	580
PepsiCo	21,600	1,824
Pernod Ricard (EUR)	18,065	2,047
		8,953

Food & Staples Retailing 0.9%

Costco Wholesale	13,500	1,693
CVS Caremark	25,700	1,721
FamilyMart (JPY)	35,000	1,599
Fresh Market (1)	6,600	269
Kroger	4,700	196
Tesco (GBP)	543,035	3,093
The Pantry (1)	7,400	107
Wal-Mart	20,200	1,636
Whole Foods Market	48,900	2,768
		13,082

ENERGY 4.8%

Energy Equipment & Services 0.4%

C&J Energy Services (1)	6,500	154
Cameron International (1)	1,100	61
China Oilfield Services, H Shares (HKD)	480,000	1,449
FMC Technologies (1)	1,400	67
Forum Energy Technologies (1)	4,100	111
Gulf Island Fabrication	5,100	135
ION Geophysical (1)	12,600	49
Key Energy Services (1)	11,500	90
Saipem (EUR)	17,433	391
Schlumberger	36,600	3,236
SEACOR Holdings	5,400	503
Superior Energy (1)	2,208	56
TETRA Technologies (1)	4,300	53
WorleyParsons (AUD)	19,744	294
		6,649

Oil, Gas & Consumable Fuels 4.4%

Apache	55,500	5,078
Approach Resources (1)	2,500	53
Athlon Energy (1)	2,800	91
Beach Energy (AUD)	663,072	813
BG Group (GBP)	90,725	1,854
Bill Barrett (1)	10,800	290
Bonanza Creek Energy (1)	3,800	174
Chesapeake Energy	57,300	1,540
Chevron	4,900	600
Cimarex Energy	15,800	1,494
Clayton Williams Energy (1)	2,800	203
Cloud Peak Energy (1)	12,100	200
Concho Resources (1)	34,600	3,596
CONSOL Energy	19,600	697

Contango Oil & Gas	4,200	198
Diamondback Energy (1)	4,300	214
Energy XXI Bermuda	6,600	179
Eni (EUR)	193,213	4,649
EOG Resources	7,300	1,204
EPL Oil & Gas (1)	4,500	129
EQT	26,600	2,264
GeoMet (1)	7,200	1
Hess	6,300	511
Marathon Oil	7,800	281
Matador Resources (1)	9,500	207
Navigator Holdings (1)	1,000	21
Oasis Petroleum (1)	10,200	471
Petrobras, ADR	56,100	928
Phillips 66	112,400	7,824
Pioneer Natural Resources	50,000	8,887
Range Resources	36,600	2,842
Royal Dutch Shell, B Shares (GBP)	20,000	702
Royal Dutch Shell, B Shares, ADR	68,700	4,805
Solazyme (1)	5,100	46
Spectra Energy	37,900	1,272
Statoil (NOK)	108,595	2,451
Talisman Energy	126,200	1,490
Valero Energy	130,700	5,976
Westmoreland Coal (1)	3,900	58
		64,293
Total Energy		70,942

FINANCIALS 14.0%

Capital Markets 3.1%

Ameriprise Financial	39,760	4,304
Artisan Partners Asset Management	900	55
Close Brothers Group (GBP)	25,834	570

Cohen & Steers	5,300	213
Credit Suisse (CHF)	62,025	1,846
Deutsche Bank (EUR)	28,272	1,363
E*TRADE Financial (1)	26,100	468
Financial Engines	9,000	610
Franklin Resources	69,400	3,844
GAM Holding (CHF)	97,033	1,782
Goldman Sachs	400	67
Invesco	168,200	5,862
Macquarie Group (AUD)	47,238	2,332
Morgan Stanley	265,900	8,323
Northern Trust	14,400	849
Piper Jaffray (1)	2,200	84
Pzena Investment Management, Class A	1,400	13
State Street	102,100	7,413
TD Ameritrade Holding	170,000	4,893
Waddell & Reed Financial, Class A	5,300	338
		45,229

Commercial Banks 3.6%

Australia & New Zealand Banking (AUD)	112,550	3,271
Banco Santander Brasil, ADR	155,800	1,007
Bancorp South	1,500	36
BankUnited	8,900	287
Barclays (GBP)	502,263	2,234
Barclays, ADR	190,509	3,387
BNP Paribas (EUR)	31,702	2,379
Capital Bank Financial, Class A (1)	9,400	219
DBS Group (SGD)	144,956	1,984
DNB (NOK)	148,897	2,633
East West Bancorp	8,503	292
Erste Group Bank (EUR)	10,516	370
First Horizon National	24,200	271
Glacier Bancorp	12,663	379

Intesa Sanpaolo (EUR)	670,838	1,622
Mitsubishi UFJ Financial (JPY)	373,700	2,404
Nordea Bank (SEK)	96,550	1,248
Pinnacle Financial Partners	3,600	117
PNC Financial Services Group	48,300	3,717
Prosperity Bancshares	5,000	321
Signature Bank (1)	5,600	595
Standard Chartered (GBP)	151,401	3,590
Sumitomo Mitsui Trust Holdings (JPY)	451,580	2,218
Svenska Handelsbanken, A Shares (SEK)	51,567	2,397
Swedbank (SEK)	84,317	2,154
Synovus Financial	58,927	206
TCF Financial	9,500	149
Texas Capital Bancshares (1)	7,100	399
The Bank of Yokohama (JPY)	132,000	723
U.S. Bancorp	168,900	6,624
UniCredit (EUR)	178,914	1,298
Valley National Bancorp	12,797	130
Washington Trust Bancorp	3,500	128
Wells Fargo	66,300	2,919
WestAmerica Bank	4,300	238
Western Alliance Bancorp (1)	13,700	318
Zions Bancorporation	7,400	217
		52,481
Consumer Finance 0.7%		
American Express	55,600	4,771
Capital One Financial	52,900	3,789
SLM Corporation	33,500	893
		9,453
Diversified Financial Services 2.0%		
Bank of America	153,500	2,428
BM&FBOVESPA (BRL)	142,300	718

Challenger (AUD)	107,043	587
Citigroup	124,700	6,599
Deutsche Boerse (EUR)	12,021	930
ING Groep, GDR (EUR) (1)	133,869	1,738
IntercontinentalExchange (1)	10,900	2,325
JPMorgan Chase	223,500	12,789
London Stock Exchange (GBP)	32,052	854
Mitsubishi UFJ Lease & Finance (JPY)	124,000	741
		29,709
Insurance 3.1%		
AIA Group (HKD)	386,000	1,957
Allianz (EUR)	10,762	1,869
Allstate	46,600	2,529
Assured Guaranty	15,848	372
AXA (EUR)	159,951	4,191
Brown & Brown	2,600	82
Direct Line Insurance (GBP)	363,493	1,399
Enstar (1)	1,200	167
Fortegra Financial (1)	4,100	30
HCC Insurance Holdings	6,600	304
Infinity Property & Casualty	5,900	421
Kemper	3,700	139
Markel (1)	100	56
Marsh & McLennan	103,500	4,911
MetLife	132,100	6,894
Munich Re (EUR)	11,461	2,507
Ping An Insurance Group, H Shares (HKD)	125,500	1,170
Prudential (GBP)	54,409	1,164
QBE Insurance (AUD)	47,136	672
RLI	2,500	252
Selective Insurance	12,500	352
Sony Financial (JPY)	88,500	1,576
State Auto Financial	4,800	108

Storebrand (NOK) (1)	194,661	1,200
Sun Life Financial (CAD)	40,300	1,394
Swiss Life (CHF)	7,113	1,472
The Travelers Companies	28,000	2,541
Tokio Marine Holdings (JPY)	59,300	1,968
Unum Group	9,100	306
XL Group	107,700	3,445
		45,448
Real Estate Investment Trusts 1.2%		
Acadia Realty Trust, REIT	4,100	106
American Tower, REIT	91,900	7,147
CBL & Associates Properties, REIT	14,400	260
Chesapeake Lodging Trust, REIT	9,100	217
Colony Financial, REIT	3,300	67
Cousins Properties, REIT	10,790	116
DiamondRock Hospitality, REIT	31,056	355
EastGroup Properties, REIT	5,400	327
Equity One, REIT	7,900	177
First Potomac Realty Trust, REIT	6,700	80
Kilroy Realty, REIT	4,300	216
LaSalle Hotel Properties, REIT	6,100	191
Pebblebrook Hotel Trust, REIT	2,900	88
PS Business Parks, REIT	5,000	392
Starwood Property Trust, REIT	2,700	75
Unibail-Rodamco (EUR)	4,734	1,238
Westfield Retail Trust (AUD)	407,346	1,132
Weyerhaeuser, REIT	190,228	5,732
		17,916
Real Estate Management & Development 0.3%		
Agile Property (HKD)	864,000	970
Alexander & Baldwin	2,900	110
Goldcrest Company (JPY)	8,030	205

Kerry Properties (HKD)	247,000	975
Mitsui Fudosan (JPY)	41,000	1,391
RE/MAX Holdings, Class A (1)	1,500	45
St. Joe (1)	700	12
		3,708

Thrifts & Mortgage Finance 0.0%

Capitol Federal Financial	21,187	255
Essent (1)	2,100	46
MGIC Investment (1)	6,500	53
PennyMac Financial Services (1)	1,900	34
Radian	15,200	217
Walker & Dunlop (1)	2,300	37
		642
Total Financials		204,586

HEALTH CARE 11.5%

Biotechnology 2.9%

Alexion Pharmaceuticals (1)	29,400	3,660
Alkermes (1)	8,800	355
AMAG Pharmaceuticals (1)	3,100	76
Amgen	20,800	2,373
Biogen Idec (1)	30,100	8,758
BioMarin Pharmaceutical (1)	3,400	239
Celgene (1)	44,900	7,264
CSL (AUD)	27,188	1,703
Cubist Pharmaceuticals (1)	4,500	308
Cubist Pharmaceuticals, Rights, 1/2/24 (1)	1,600	3
Exelixis (1)	13,000	76
Gilead Sciences (1)	173,500	12,980
Idenix Pharmaceuticals (1)	8,700	47
Incyte (1)	16,500	769
Isis Pharmaceuticals (1)	4,700	182

Pharmacyclics (1)	2,200	274
Regeneron Pharmaceuticals (1)	11,200	3,291
Rigel Pharmaceuticals (1)	2,700	7
Seattle Genetics (1)	3,000	123
Theravance (1)	1,300	49
Vertex Pharmaceuticals (1)	300	21
		42,558
Health Care Equipment & Supplies 0.7%		
Accuray (1)	1,908	15
Analogic	2,000	193
Becton, Dickinson & Company	2,300	250
Cooper Companies	2,500	329
Covidien	55,900	3,816
Edwards Lifesciences (1)	600	39
Elekta, B Shares (SEK)	103,737	1,555
HeartWare International (1)	1,500	145
Masimo (1)	300	9
Meridian Bioscience	11,900	293
Sonova (CHF)	8,399	1,170
Steris	7,000	323
Stryker	16,100	1,198
Thoratec (1)	3,200	126
Tornier (1)	6,800	123
Volcano (1)	6,500	148
Wright Medical Group (1)	7,700	230
		9,962
Health Care Providers & Services 2.3%		
Acadia Healthcare (1)	6,100	282
Aetna	2,300	158
AmerisourceBergen	1,200	85
Cardinal Health	3,900	252
Catamaran (1)	2,776	127

Centene (1)	3,200	191
Cigna	36,300	3,174
Express Scripts Holding (1)	10,200	687
Fresenius (EUR)	24,597	3,482
HCA Holdings	55,200	2,562
Healthways (1)	2,700	38
Henry Schein (1)	1,000	114
LifePoint Hospitals (1)	4,500	230
McKesson	53,200	8,825
Miraca Holdings (JPY)	24,200	1,125
Quest Diagnostics	39,000	2,377
Team Health Holdings (1)	2,900	135
UnitedHealth Group	82,500	6,145
WellCare Health Plans (1)	5,300	394
WellPoint	31,600	2,935
		33,318
Health Care Technology 0.0%		
HMS Holdings (1)	10,500	241
		241
Life Sciences Tools & Services 1.2%		
Agilent Technologies	96,300	5,159
Bruker (1)	10,300	199
Thermo Fisher Scientific	116,800	11,779
		17,137
Pharmaceuticals 4.4%		
AbbVie	28,000	1,357
Allergan	6,800	660
Astellas Pharma (JPY)	35,900	2,127
AVANIR Pharmaceuticals (1)	23,500	104
Bayer (EUR)	47,042	6,276
GlaxoSmithKline (GBP)	10,931	290
GlaxoSmithKline, ADR	100,000	5,292

Hospira (1)	42,900	1,686
Johnson & Johnson	87,300	8,264
Mallinckrodt (1)	5,438	283
Medicines Company (1)	5,300	194
Merck	201,900	10,061
Novartis (CHF)	65,064	5,143
Pacira Pharmaceuticals (1)	7,700	425
Perrigo (2)	6,200	966
Pfizer	479,100	15,202
Roche Holding - Genusscheine (CHF)	14,671	4,090
Takeda Pharmaceutical (JPY)	29,900	1,452
Valeant Pharmaceuticals International (1)	14,800	1,622
		65,494
Total Health Care		168,710

INDUSTRIALS & BUSINESS SERVICES 9.1%

Aerospace & Defense 2.9%

American Science Engineering	3,000	215
Boeing	99,900	13,411
Hexcel (1)	6,800	299
Honeywell International	98,500	8,718
Moog, Class A (1)	3,200	220
Precision Castparts	33,600	8,684
Rolls-Royce Holdings (GBP)	113,018	2,284
Teledyne Technologies (1)	5,400	501
Textron	39,900	1,326
United Technologies	67,300	7,461
		43,119

Air Freight & Logistics 0.3%

FedEx	20,500	2,844
Kerry Logistics Network (HKD) (1)	123,500	108
Toll Holdings (AUD)	101,722	530

UTi Worldwide	6,600	104
		3,586
Airlines 0.9%		
Allegiant Travel (1)	3,200	354
Delta Air Lines	54,000	1,565
United Continental (1)	163,600	6,421
US Airways Group (1)(2)	222,600	5,227
		13,567
Building Products 0.1%		
AAON	5,700	175
Apogee Enterprises	3,400	122
Gibraltar Industries (1)	2,950	52
Lennox International	6,900	569
Quanex Building Products	8,100	145
Simpson Manufacturing	3,200	116
		1,179
Commercial Services & Supplies 0.2%		
ARC Document Solutions (1)	8,200	71
Consolidated Graphics (1)	900	58
G & K Services, Class A	1,400	84
Horizon North Logistics (CAD)	10,300	87
IHS (1)	6,200	709
Knoll	11,300	201
Mine Safety Appliances	6,900	344
Mobile Mini (1)	3,500	141
Multi-Color	5,450	207
Team (1)	3,700	151
Waste Connections	7,600	334
		2,387
Construction & Engineering 0.1%		
Bouygues (EUR)	30,807	1,162

Quanta Services (1)	3,825	113
		1,275
Electrical Equipment 0.6%		
ABB (CHF)	56,509	1,446
Acuity Brands	5,600	574
AZZ	6,300	308
Emerson Electric	3,200	214
Encore Wire	2,100	105
General Cable	8,200	239
Legrand (EUR)	43,374	2,394
Mitsubishi Electric (JPY)	196,000	2,264
Roper Industries	13,200	1,712
Thermon Group Holdings (1)	3,700	107
		9,363
Industrial Conglomerates 2.2%		
3M	24,400	3,258
Danaher	151,400	11,325
DCC (GBP)	29,684	1,406
GE	266,500	7,105
Hutchison Whampoa (HKD)	266,200	3,391
Koninklijke Philips (EUR)	54,160	1,938
Sembcorp Industries (SGD)	299,020	1,286
Siemens (EUR)	20,954	2,767
		32,476
Machinery 0.5%		
Albany International	6,300	232
Clarcor	2,500	151
EnPro Industries (1)	5,600	317
ESCO Technologies	6,200	211
Flowserve	16,200	1,156
Graco	5,150	398
Harsco	9,500	248

IDEX	150	11
John Bean Technologies	8,000	236
Luxfer Holdings, ADR	8,000	150
Manitowoc	10,200	210
Mueller Water Products	14,300	123
RBC Bearings (1)	5,200	356
Rexnord (1)	6,600	160
Standex International	300	18
Sun Hydraulics	3,850	165
Terex (1)	600	22
Toro	6,300	389
Toshiba Machine (JPY)	38,000	204
Trimas (1)	6,800	249
Valmont Industries	2,000	289
Vesuvius (GBP)	78,964	628
Voxeljet, ADR (1)	800	33
Wabtec	7,000	483
Watts Water Technologies, Class A	5,600	337
Woodward	2,600	112
		6,888
Marine 0.1%		
Maersk (DKK)	175	1,775
Matson	1,100	28
Nippon Yusen Kabushiki Kaisha (JPY)	50,000	155
		1,958
Professional Services 0.0%		
CTPartners Executive Search (1)	2,800	18
Kforce	9,800	198
RPX (1)	600	10
		226
Road & Rail 0.8%		
Canadian Pacific Railway	3,200	492

Celadon Group	6,800	141
Central Japan Railway (JPY)	20,400	2,454
Heartland Express	445	8
J.B. Hunt Transport Services	7,300	549
Kansas City Southern	25,500	3,086
Knight Transportation	15,275	273
Landstar System	4,200	236
Old Dominion Freight Line (1)	500	26
Union Pacific	22,500	3,646
		10,911
Trading Companies & Distributors 0.4%		
Fastenal	31,500	1,466
H&E Equipment Services (1)	9,700	277
Mitsubishi (JPY)	107,200	2,109
Mitsui (JPY)	126,500	1,752
W. W. Grainger	2,900	748
		6,352
Total Industrials & Business Services		133,287
INFORMATION TECHNOLOGY 10.1%		
Communications Equipment 0.7%		
ADTRAN	11,100	285
Alcatel-Lucent (EUR) (1)	233,177	987
Alcatel-Lucent, Rights, 12/6/13 (EUR) (1)	71,709	20
Aruba Networks (1)	14,000	250
Cisco Systems	174,300	3,704
Finisar (1)	8,710	180
Ixia (1)	4,500	58
Juniper Networks (1)	1,700	35
Qualcomm	66,500	4,893
		10,412

Computers & Peripherals 0.5%		
Apple	12,400	6,895
Cray (1)	10,900	260
Wacom (JPY) (2)	97,400	682
		7,837
Electronic Equipment, Instruments & Components 0.2%		
Control4 (1)	3,200	56
CTS	6,900	125
Electro Rent	3,100	66
Fabrinet (1)	8,000	158
FARO Technologies (1)	3,300	180
Hamamatsu Photonics (JPY)	29,900	1,179
Hosiden (JPY)	24,900	135
National Instruments	8,950	280
Newport (1)	4,200	72
Nippon Electric Glass (JPY)	86,000	463
Orbotech (1)	3,200	45
Rofin-Sinar Technology (1)	4,600	119
TE Connectivity	7,800	411
Trimble Navigation (1)	2,500	80
		3,369
Internet Software & Services 3.6%		
Akamai Technologies (1)	29,600	1,324
Angie's List (1)	4,800	63
Baidu, ADR (1)	43,600	7,262
Bankrate (1)	3,600	68
Bazaarvoice (1)	10,800	85
Cvent (1)	1,000	33
eBay (1)	79,500	4,016
Equinix (1)	3,100	498
Facebook (1)	117,597	5,528
Google, Class A (1)	21,720	23,014

GrubHub Seamless, Acquisition Date: 8/13/13 Acquisition Cost $48 (1)(3)(4)	5,585	48
Kakaku.com (JPY)	75,700	1,385
LinkedIn (1)	13,100	2,935
LivePerson (1)	6,200	76
Marketo (1)	7,500	218
NAVER (KRW)	2,879	1,883
OpenTable (1)	2,500	209
Pandora Media (1)	8,600	244
Tencent Holdings (HKD)	68,400	3,956
Twitter (1)	8,300	345
Xoom (1)	1,700	47
Zillow (1)	200	16
		53,253
IT Services 2.1%		
Accenture, Class A	1,500	116
Alliance Data Systems (1)	7,300	1,768
Cognizant Technology Solutions (1)	38,800	3,643
Fiserv (1)	19,800	2,176
Jack Henry & Associates	8,200	465
MasterCard, Class A	17,000	12,934
Sapient (1)	9,900	156
Visa, Class A	46,500	9,461
		30,719
Office Electronics 0.2%		
Canon (JPY) (2)	38,200	1,272
Xerox	104,000	1,183
		2,455
Semiconductor & Semiconductor Equipment 1.9%		
Advanced Energy Industries (1)	4,400	105
Applied Materials	124,400	2,152
ASML (EUR)	12,134	1,136

Avago Technologies	124,600	5,573
Cavium (1)	4,800	174
Diodes (1)	6,350	130
Fairchild Semiconductor, Class A (1)	9,500	121
GT Advanced Technologies (1)	6,300	62
Intersil Holding, Class A	1,600	17
Kopin (1)	8,200	33
M/A-COM Technology Solutions Holdings (1)	5,100	82
Mellanox Technologies (1)	2,900	113
Micron Technology (1)	231,500	4,885
NXP Semiconductors (1)	64,600	2,745
PDF Solutions (1)	5,100	118
PMC-Sierra (1)	36,800	221
RF Micro Devices (1)	7,600	40
Samsung Electronics (KRW)	1,795	2,534
Semtech (1)	5,100	152
Silicon Laboratories (1)	4,100	160
STR Holdings (1)	11,000	20
Synaptics (1)	500	25
Taiwan Semiconductor Manufacturing (TWD)	568,759	2,018
Texas Instruments	102,500	4,407
Tokyo Electron (JPY)	16,000	867
TriQuint Semiconductor (1)	2,500	20
		27,910
Software 0.9%		
Allot Communications (1)	7,300	95
Autodesk (1)	2,000	90
Barracuda Networks (1)	1,900	39
Bottomline Technologies (1)	8,400	290
Cadence Design Systems (1)	8,200	109
Citrix Systems (1)	1,000	59
Commvault Systems (1)	2,400	180
Computer Modelling (CAD)	1,800	46

Concur Technologies (1)	1,700	165
Electronic Arts (1)	1,400	31
FireEye (1)	500	19
Fleetmatics (1)	6,500	252
Fortinet (1)	3,800	65
Guidewire Software (1)	4,100	196
Interactive Intelligence (1)	4,800	312
Intuit	1,100	82
Microsoft	56,700	2,162
Nintendo (JPY)	1,600	205
Oracle	26,400	932
Progress Software (1)	7,050	186
Proofpoint (1)	2,500	76
Pros Holdings (1)	5,400	208
Qualys (1)	1,300	32
RealD (1)	600	5
Red Hat (1)	27,400	1,284
Salesforce.com (1)	83,400	4,344
Splunk (1)	400	29
SS&C Technologies Holdings (1)	14,000	603
Tableau Software (1)	500	33
Tangoe (1)	14,600	230
		12,359
Total Information Technology		148,314
MATERIALS 3.7%		
Chemicals 2.4%		
Alent (GBP)	116,025	642
Asahi Kasei (JPY)	251,000	1,980
BASF (EUR)	23,389	2,497
Celanese, Class A	99,000	5,557
Ecolab	46,700	5,005
Flotek Industries (1)	5,500	115

FMC	10,700	780
Intrepid Potash	2,100	32
Koppers	5,600	265
Lyondellbasell Industries, Class A	53,000	4,091
Monsanto	18,400	2,085
Potash Corporation of Saskatchewan	22,000	696
Praxair	35,900	4,533
Rockwood Holdings	8,800	603
Senomyx (1)	6,600	28
Sherwin-Williams	26,400	4,832
Tosoh (JPY)	83,000	373
Umicore (EUR)	28,320	1,266
		35,380
Construction Materials 0.1%		
Eagle Materials	1,400	109
Holcim (CHF)	9,801	711
Martin Marietta Materials	1,100	106
Vulcan Materials	14,600	823
		1,749
Containers & Packaging 0.2%		
Berry Plastics (1)	12,800	274
Crown Holdings (1)	46,800	2,066
		2,340
Metals & Mining 0.6%		
Agnico Eagle Mines (CAD) (2)	26,100	712
AMCOL International	4,000	125
Antofagasta (GBP)	45,839	596
BHP Billiton (AUD)	55,186	1,880
BHP Billiton (GBP)	45,599	1,387
Compass Minerals	2,600	186
Constellium (1)	10,400	225
Franco-Nevada (CAD)	4,800	193

Vodafone, ADR	153,800	5,704
		10,888
Total Telecommunication Services		23,404

UTILITIES 2.5%

Electric Utilities 0.9%

American Electric Power	58,200	2,739
Cleco	1,600	73
El Paso Electric	5,800	209
Empire District Electric	2,700	61
Entergy	32,500	2,011
Exelon	82,000	2,207
FirstEnergy	57,800	1,886
NRG Yield, Class A	1,900	69
OGE Energy	9,200	317
PNM Resources	15,300	356
SSE (GBP)	123,333	2,679
UNS Energy	5,600	268
		12,875

Gas Utilities 0.0%

Chesapeake Utilities	1,500	87
Southwest Gas	5,900	313
		400

Independent Power Producers & Energy Traders 0.8%

AES	381,700	5,562
Dynegy (1)	10,000	214
NRG Energy	199,967	5,291
Synthesis Energy Systems (1)	1,400	1
		11,068

Multi-Utilities 0.8%

CenterPoint Energy	62,900	1,474

E.ON (EUR)	113,669	2,187
GDF Suez (EUR)	56,938	1,320
MDU Resources	83,700	2,483
National Grid (GBP)	184,625	2,342
NorthWestern	2,300	101
PG&E	49,000	1,978
		11,885
Total Utilities		36,228
Total Common Stocks (Cost $641,383)		1,083,554
PREFERRED STOCKS 0.3%		
CONSUMER DISCRETIONARY 0.3%		
Automobiles 0.3%		
Volkswagen (EUR)	14,118	3,746
Total Consumer Discretionary		3,746
INDUSTRIALS & BUSINESS SERVICES 0.0%		
Aerospace & Defense 0.0%		
Rolls Royce Holdings, C Shares (GBP) (1)	9,719,548	16
Total Industrials & Business Services		16
Total Preferred Stocks (Cost $1,434)		3,762
CONVERTIBLE PREFERRED STOCKS 0.0%		
CONSUMER DISCRETIONARY 0.0%		
Internet & Catalog Retail 0.0%		
coupons.com, Series B, Acquisition Date: 6/1 – 8/11/11 Acquisition Cost $57 (1)(3)(4)	10,412	37
Total Consumer Discretionary		37

ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
GeoMet	2,882	36
Total Energy		36
INFORMATION TECHNOLOGY 0.0%		
Internet Software & Services 0.0%		
MongoDB, Series F, Acquisition Date: 10/2/13 Acquisition Cost $41 (1)(3)(4)	2,437	41
		41
IT Services 0.0%		
Apptio, Series D, Acquisition Date: 3/9/12 Acquisition Cost $55 (1)(3)(4)	3,082	70
		70
Total Information Technology		111
Total Convertible Preferred Stocks (Cost $173)		184
CONVERTIBLE BONDS 0.0%		
Terex, 4.00%, 6/1/15	24,000	55
Total Convertible Bonds (Cost $24)		55
CORPORATE BONDS 2.4%		
Actavis, 3.25%, 10/1/22	175,000	165
Aflac, 3.625%, 6/15/23	190,000	185
Altria Group, 4.75%, 5/5/21	145,000	156
Altria Group, 9.25%, 8/6/19	100,000	133
AMB Property, 4.50%, 8/15/17	100,000	109
American Airlines, 4.00%, 1/15/27 (5)	75,000	73
American Airlines, 4.95%, 7/15/24 (5)	410,000	428

American International Group, 4.125%, 2/15/24	195,000	197
American International Group, 5.85%, 1/16/18	105,000	121
American International Group, 6.40%, 12/15/20	55,000	65
American Tower, 3.40%, 2/15/19	100,000	102
Ameriprise Financial, 7.30%, 6/28/19	105,000	131
Anadarko Petroleum, 6.375%, 9/15/17	110,000	129
Appalachian Power, 6.375%, 4/1/36	15,000	17
Apple, 2.40%, 5/3/23	385,000	349
Avon, 4.60%, 3/15/20	160,000	161
Avon, 5.00%, 3/15/23	155,000	155
Banco Santander Chile, 3.875%, 9/20/22 (5)	150,000	141
Bank of America, 2.00%, 1/11/18	620,000	621
Bank of America, 3.875%, 3/22/17	250,000	268
Bank of America, 5.65%, 5/1/18	385,000	441
Bank of New York Mellon, VR, 4.50%, 12/29/49	145,000	128
Baxter International, 3.20%, 6/15/23	115,000	111
Berkshire Hathaway Finance, 4.25%, 1/15/21	205,000	220
Berkshire Hathaway Finance, 4.30%, 5/15/43	250,000	227
BNP Paribas, 2.70%, 8/20/18	175,000	180
Boardwalk Pipelines, 3.375%, 2/1/23	350,000	320
British Sky Broadcasting, 3.125%, 11/26/22 (5)	55,000	52
British Sky Broadcasting, 6.10%, 2/15/18 (5)	35,000	40
Bunge Finance, 5.90%, 4/1/17	95,000	105
Bunge Limited Finance, 3.20%, 6/15/17	55,000	57
Bunge Limited Finance, 4.10%, 3/15/16	50,000	53
Burlington Northern Santa Fe, 5.15%, 9/1/43	260,000	263
Burlington Northern Santa Fe, 5.40%, 6/1/41	80,000	83
Canadian Natural Resources, 5.70%, 5/15/17	25,000	28
Catholic Health Initiatives, 2.95%, 11/1/22	115,000	106

CC Holdings, 3.849%, 4/15/23	455,000	429
Celgene, 5.25%, 8/15/43	115,000	115
Cellco Partners, 8.50%, 11/15/18	135,000	174
CNA Financial, 5.875%, 8/15/20	100,000	115
Comcast, 3.125%, 7/15/22	75,000	73
Comcast, 6.95%, 8/15/37	235,000	286
ConAgra Foods, 3.20%, 1/25/23	335,000	312
Constellation Energy, 5.15%, 12/1/20	130,000	139
Continental Airlines, 4.15%, 10/11/25	58,523	59
Continental Airlines, 4.75%, 7/12/22	35,684	38
Continental Airlines, 7.25%, 5/10/21	78,477	90
Cox Communications, 3.25%, 12/15/22 (5)	310,000	283
Cox Communications, 8.375%, 3/1/39 (5)	100,000	120
Crown Castle Towers, 6.113%, 1/15/40 (5)	179,000	201
DCP Midstream Operating, 2.50%, 12/1/17	40,000	40
DCP Midstream Operating, 3.25%, 10/1/15	90,000	93
DCP Midstream Operating, 3.875%, 3/15/23	85,000	79
Delta Air Lines, 5.30%, 10/15/20	19,069	21
Delta Air Lines, 7.75%, 6/17/21	35,711	41
Delta Air Lines, ETC, 4.95%, 5/23/19	30,971	33
DIRECTV Holdings, 1.75%, 1/15/18	440,000	433
DIRECTV Holdings, 2.40%, 3/15/17	60,000	61
DIRECTV Holdings, 5.875%, 10/1/19	195,000	223
Dollar General, 3.25%, 4/15/23	200,000	184
Dow Chemical, 4.25%, 11/15/20	140,000	150
EADS Finance, 2.70%, 4/17/23 (5)	190,000	177
Eaton, 4.00%, 11/2/32	65,000	60
El Paso Natural Gas, 5.95%, 4/15/17	55,000	62
Energy Transfer Partners, 3.60%, 2/1/23	265,000	249

Energy Transfer Partners, 5.20%, 2/1/22	165,000	176
Enterprise Products Operations, 3.35%, 3/15/23	190,000	181
Enterprise Products Operations, 5.95%, 2/1/41	105,000	114
Enterprise Products Operations, 7.55%, 4/15/38	60,000	77
EQT, 4.875%, 11/15/21	160,000	166
EQT, 8.125%, 6/1/19	140,000	172
Equity One, 3.75%, 11/15/22	145,000	137
ERAC USA Finance, 2.80%, 11/1/18 (5)	25,000	26
ERAC USA Finance, 3.30%, 10/15/22 (5)	55,000	52
ERAC USA Finance, 5.25%, 10/1/20 (5)	90,000	100
Exelon Generation, 6.25%, 10/1/39	75,000	75
FirstEnergy, 2.75%, 3/15/18	125,000	123
FirstEnergy, 4.25%, 3/15/23	135,000	126
Fiserv, 3.125%, 6/15/16	50,000	52
Fiserv, 3.50%, 10/1/22	70,000	66
Ford Motor Credit, 5.75%, 2/1/21	500,000	561
GATX, 2.50%, 3/15/19	185,000	185
GATX, 3.50%, 7/15/16	120,000	126
GATX, 4.85%, 6/1/21	100,000	102
GE Capital, 5.30%, 2/11/21	1,020,000	1,137
GE Capital, 6.875%, 1/10/39	125,000	158
Goldman Sachs, 2.375%, 1/22/18	170,000	171
Goldman Sachs, 2.90%, 7/19/18	190,000	195
Goldman Sachs, 3.625%, 1/22/23	55,000	53
Goldman Sachs, 5.75%, 1/24/22	340,000	384
Goldman Sachs, 6.15%, 4/1/18	95,000	110
Goldman Sachs, 7.50%, 2/15/19	215,000	265
Grain Spectrum Funding, 4.00%, 10/10/18 (5)	215,000	216
GTP Acquisition Partners, 2.364%, 5/15/43 (5)	125,000	123

GTP Acquisition Partners, 4.347%, 6/15/41 (5)	40,000	42
Gulf South Pipeline, 4.00%, 6/15/22	90,000	90
Heathrow Funding, 4.875%, 7/15/23 (5)	175,000	185
Heineken, 2.75%, 4/1/23 (5)	80,000	73
Holcim, 6.00%, 12/30/19 (5)	105,000	120
Hospitality Properties Trust, 5.625%, 3/15/17	105,000	114
Hyatt Hotels, 3.875%, 8/15/16	165,000	176
Hyundai Capital America, 1.875%, 8/9/16 (5)	60,000	61
Hyundai Capital America, 2.875%, 8/9/18 (5)	95,000	97
Iberdrola Finance Ireland, 3.80%, 9/11/14 (5)	80,000	82
ING U.S., VR, 2.90%, 2/15/18	95,000	96
International Paper, 4.75%, 2/15/22	200,000	212
Interpublic Group of Companies, 2.25%, 11/15/17	50,000	50
Interpublic Group of Companies, 3.75%, 2/15/23	70,000	66
Interpublic Group of Companies, 4.00%, 3/15/22	165,000	160
Intesa Sanpaolo, 3.125%, 1/15/16	200,000	204
Invesco Finance, 3.125%, 11/30/22	65,000	61
Invesco Finance, 4.00%, 1/30/24	150,000	151
JPMorgan Chase, 3.375%, 5/1/23	135,000	126
JPMorgan Chase, 4.50%, 1/24/22	240,000	254
JPMorgan Chase, 6.00%, 1/15/18	385,000	446
Kaiser Permanente, 3.50%, 4/1/22	90,000	87
Kansas City Southern Railway, 4.30%, 5/15/43 (5)	325,000	288
Kilroy Realty, 6.625%, 6/1/20	120,000	137
Life Technologies, 3.50%, 1/15/16	40,000	42
Life Technologies, 6.00%, 3/1/20	140,000	160
Lloyds TSB Bank, 6.50%, 9/14/20 (5)	235,000	264
LYB International Finance, 4.00%, 7/15/23	45,000	45
LyondellBasell Industries, 5.00%, 4/15/19	200,000	223

MassMutual Global Funding II, 2.10%, 8/2/18 (5)	200,000	201
McKesson, 1.40%, 3/15/18	130,000	127
MetLife, 4.75%, 2/8/21	100,000	110
Morgan Stanley, 2.125%, 4/25/18	290,000	289
Morgan Stanley, 3.75%, 2/25/23	300,000	293
Morgan Stanley, 5.00%, 11/24/25	300,000	300
Morgan Stanley, 5.50%, 7/28/21	145,000	163
Morgan Stanley, 5.95%, 12/28/17	225,000	259
Morgan Stanley, 7.30%, 5/13/19	465,000	569
Murphy Oil, 4.00%, 6/1/22	245,000	237
Nabors Industries, 2.35%, 9/15/16 (5)	30,000	31
Nabors Industries, 4.625%, 9/15/21	110,000	111
NBC Universal, 1.974%, 4/15/19 (5)	115,000	113
NBC Universal, 2.875%, 1/15/23	200,000	187
NBC Universal, 5.15%, 4/30/20	375,000	423
Newell Rubbermaid, 2.05%, 12/1/17	50,000	50
News America, 6.40%, 12/15/35	70,000	78
NiSource Finance, 5.95%, 6/15/41	125,000	131
NiSource Finance, 6.25%, 12/15/40	50,000	54
Noble Energy, 4.15%, 12/15/21	205,000	212
Noble Energy, 6.00%, 3/1/41	100,000	109
Nordea Bank, 4.875%, 5/13/21 (5)	225,000	235
NVR, 3.95%, 9/15/22	175,000	168
O'Reilly Automotive, 3.80%, 9/1/22	125,000	122
O'Reilly Automotive, 4.875%, 1/14/21	120,000	127
Omnicom Group, 4.45%, 8/15/20	220,000	232
Omnicom Group, 6.25%, 7/15/19	60,000	70
ONEOK Partners, 3.20%, 9/15/18	35,000	36
Origin Energy Finance, 3.50%, 10/9/18 (5)	400,000	404

Owens Corning, 4.20%, 12/15/22	95,000	92
Packaging Corporation of America, 4.50%, 11/1/23	60,000	61
Perrigo, 2.30%, 11/8/18 (5)	200,000	201
Petrohawk Energy, 7.25%, 8/15/18	60,000	65
Phillips 66, 4.30%, 4/1/22	155,000	159
Pioneer Natural Resources, 3.95%, 7/15/22	140,000	141
Plains All American Pipeline, 2.85%, 1/31/23	140,000	128
Plains All American Pipeline, 5.75%, 1/15/20	85,000	97
PPL Capital Funding, 3.40%, 6/1/23	65,000	61
PPL Capital Funding, 3.50%, 12/1/22	300,000	286
PPL WEM Holdings, 3.90%, 5/1/16 (5)	70,000	74
President & Fellows of Harvard Univ., 3.619%, 10/1/37	70,000	61
Principal Financial Group, 3.30%, 9/15/22	15,000	15
Principal Financial Group, 6.05%, 10/15/36	115,000	131
Provident, 7.00%, 7/15/18	130,000	151
Public Service Company of Oklahoma, 5.15%, 12/1/19	75,000	84
Rabobank Nederland, 4.625%, 12/1/23	250,000	250
RCI Banque, 4.60%, 4/12/16 (5)	175,000	185
Reinsurance Group of America, 5.00%, 6/1/21	85,000	91
Reinsurance Group of America, 5.625%, 3/15/17	40,000	45
Reinsurance Group of America, 6.45%, 11/15/19	65,000	76
Republic Services, 3.55%, 6/1/22	80,000	78
Republic Services, 5.70%, 5/15/41	140,000	152
Reynolds American, 3.25%, 11/1/22	80,000	74
Rowan Companies, 4.875%, 6/1/22	50,000	51
Rowan Companies, 5.00%, 9/1/17	120,000	131
Rowan Companies, 7.875%, 8/1/19	125,000	153
Santander U.K., 5.00%, 11/7/23 (5)	200,000	198
SBA Tower Trust, 2.933%, 12/15/42 (5)	50,000	50

SBA Tower Trust, 4.254%, 4/15/40 (5)	115,000	117
SES, 3.60%, 4/4/23 (5)	95,000	91
Southwest Airlines, 5.125%, 3/1/17	110,000	121
Southwest Gas, 3.875%, 4/1/22	35,000	36
Spectra Energy Capital, 3.30%, 3/15/23	185,000	165
State Street, 3.10%, 5/15/23	125,000	116
Tampa Electric, 6.15%, 5/15/37	175,000	204
Telecom Italia Capital, 5.25%, 10/1/15	45,000	47
Telecom Italia Capital, 6.175%, 6/18/14	75,000	77
Telefonica Emisiones, 3.992%, 2/16/16	225,000	237
Telefonica Emisiones, 6.221%, 7/3/17	70,000	79
Thermo Fisher Scientific, 1.85%, 1/15/18	10,000	10
Transocean, 2.50%, 10/15/17	60,000	61
Transocean, 5.05%, 12/15/16	100,000	110
Transocean, 6.00%, 3/15/18	185,000	209
Travel Channel, 3.55%, 1/15/15 (5)	115,000	119
Tyson Foods, 4.50%, 6/15/22	100,000	102
Union Pacific, 4.75%, 9/15/41	130,000	128
Unum Group, 5.625%, 9/15/20	40,000	44
US Airways, 3.95%, 5/15/27	125,000	121
US Airways, 4.625%, 12/3/26	125,000	126
Vale Overseas, 4.375%, 1/11/22	180,000	175
Valmont Industries, 6.625%, 4/20/20	80,000	91
Verisk Analytics, 5.80%, 5/1/21	75,000	83
Verizon Communications, 4.50%, 9/15/20	225,000	241
Verizon Communications, 5.15%, 9/15/23	375,000	400
Verizon Communications, 6.40%, 9/15/33	775,000	862
Walt Disney, 1.10%, 12/1/17	285,000	283
WEA Finance, 3.375%, 10/3/22 (5)	90,000	85

Weingarten Realty Investors, 3.50%, 4/15/23	40,000	37
Western Gas Partners, 4.00%, 7/1/22	250,000	244
Whirlpool, 3.70%, 3/1/23	125,000	121
Williams Companies, 3.70%, 1/15/23	125,000	113
Williams Partners, 3.35%, 8/15/22	100,000	94
Williams Partners, 4.125%, 11/15/20	30,000	31
Williams Partners, 6.30%, 4/15/40	110,000	119
WPP Finance 2010, 3.625%, 9/7/22	105,000	101
WPP Finance 2010, 4.75%, 11/21/21	150,000	157
Wrigley, 2.40%, 10/21/18 (5)	210,000	212
Xerox, 6.35%, 5/15/18	185,000	214
Total Corporate Bonds (Cost $34,344)		34,766

ASSET-BACKED SECURITIES 0.5%

Ally Auto Receivables Trust Series 2012-A, Class C 2.40%, 11/15/17 (5)	100,000	103
Ally Auto Receivables Trust Series 2012-A, Class D 3.15%, 10/15/18 (5)	80,000	83
Ally Auto Receivables Trust Series 2013-2, Class A3 0.79%, 1/15/18	115,000	115
American Express Credit Account Master Trust Series 2012-5, Class C 1.07%, 5/15/18 (5)	100,000	100
AmeriCredit Automobile Receivables Trust Series 2012-5, Class C 1.69%, 11/8/18	75,000	75
AmeriCredit Automobile Receivables Trust Series 2013-2, Class D 2.42%, 5/8/19	150,000	150

AmeriCredit Automobile Receivables Trust Series 2013-5, Class C 2.29%, 11/8/19	205,000	206
Avis Budget Rental Car Series 2013-1A, Class A 1.92%, 9/20/19 (5)	265,000	263
Cabela's Credit Card Master Trust Series 2012-1A, Class A1 1.63%, 2/18/20 (5)	105,000	107
Capital Auto Receivables Asset Trust Series 2013-1, Class B 1.29%, 4/20/18	15,000	15
Capital Auto Receivables Asset Trust Series 2013-1, Class C 1.74%, 10/22/18	15,000	15
Capital Auto Receivables Asset Trust Series 2013-4, Class A3 1.09%, 3/20/18	270,000	270
CarMax Auto Owner Trust Series 2013-3, Class A3 0.97%, 4/16/18	200,000	201
Chase Issuance Trust Series 2013-A8, Class A8 1.01%, 10/15/18	165,000	166
CIT Equipment Collateral Trust Series 2012-VT1, Class A3 1.10%, 8/22/16 (5)	79,331	79
CKE Restaurants Holdings Series 2013-1A, Class A2 4.474%, 3/20/43 (5)	387,075	394
CNH Equipment Trust Series 2012-D, Class B 1.27%, 5/15/20	135,000	135
CNH Equipment Trust Series 2013-C, Class A3 1.02%, 8/15/18	80,000	81
CNH Equipment Trust Series 2013-D, Class A3 0.77%, 10/15/18	185,000	185

CNH Wholesale Master Note Trust Series 2013-2A, Class A, VR 0.768%, 8/15/19 (5)	170,000	170
Diamond Resorts Owner Trust Series 2013-2, Class A 2.27%, 5/20/26 (5)	175,000	175
Domino's Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (5)	292,125	316
Enterprise Fleet Financing Series 2013-2, Class A2 1.06%, 3/20/19 (5)	200,000	200
Ford Credit Auto Lease Trust Series 2012-B, Class B 1.10%, 12/15/15 (5)	100,000	100
Ford Credit Auto Lease Trust Series 2012-B, Class C 1.50%, 3/15/17 (5)	100,000	100
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class C 4.99%, 2/15/17 (5)	265,000	276
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37%, 1/15/18	100,000	100
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class D 1.82%, 1/15/18	100,000	100
Fosse Master Issuer Series 2012-1A, Class 3A1, CMO, VR 1.746%, 10/18/54 (5)	150,000	154
GE Capital Credit Card Master Note Trust Series 2009-4, Class C 7.82%, 11/15/17 (5)	100,000	106
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	210,000	212
GE Capital Credit Card Master Note Trust Series 2012-6, Class B 1.83%, 8/17/20	125,000	125

GE Equipment Small Ticket Series 2013-1A, Class A3 1.02%, 2/24/17 (5)	260,000	261
Holmes Master Issuer Series 2012-1A, Class A2, CMO, VR 1.894%, 10/15/54 (5)	221,748	225
Huntington Auto Trust Series 2011-1A, Class C 2.53%, 3/15/17 (5)	100,000	102
Hyundai Auto Lease Securities Trust Series 2012-A, Class A4 1.05%, 4/17/17 (5)	100,000	100
Hyundai Auto Lease Securities Trust Series 2013-B, Class A2 0.75%, 3/15/16 (5)	220,000	220
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (5)	92,924	94
Mercedes-Benz Auto Lease Trust Series 2013-B, Class A4 0.76%, 7/15/19	165,000	165
Navistar Financial Dealer Note Master Trust Series 2013-2, Class A, VR 0.846%, 9/25/18 (5)	160,000	160
Nissan Auto Lease Trust Series 2013-B, Class A3 0.75%, 6/15/16	70,000	70
Nissan Auto Receivables Owner Trust Series 2013-B, Class A3 0.84%, 11/15/17	110,000	111
Nordstrom Private Label Credit Card Master Trust Series 2011-1A, Class A 2.28%, 11/15/19 (5)	330,000	340
Sierra Receivables Funding Series 2013-1A, Class A 1.59%, 11/20/29 (5)	91,880	91
Sierra Receivables Funding Series 2013-2A, Class A 2.28%, 11/20/25 (5)	177,042	178

Sierra Receivables Funding Series 2013-3A, Class A 2.20%, 10/20/30 (5)	215,000	216
Smart Trust Australia Series 2012-2USA, Class A4A 2.06%, 3/14/18 (5)	100,000	102
Smart Trust Australia Series 2012-4US, Class A4A 1.25%, 8/14/18	250,000	249
Smart Trust Australia Series 2013-1US, Class A4A 1.05%, 10/14/18	55,000	55
Smart Trust Australia Series 2013-2US, Class A4A 1.18%, 2/14/19	85,000	84
Volkswagen Auto Lease Trust Series 2012-A, Class A4 1.06%, 5/22/17	125,000	126
World Financial Network Credit Card Master Trust Series 2010-A, Class A 3.96%, 4/15/19	135,000	142
Total Asset-Backed Securities (Cost $7,891)		7,968

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 0.6%

Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	34,090	34
Banc of America Commercial Mortgage Series 2006-5, Class AM 5.448%, 9/10/47	385,000	412
Banc of America Commercial Mortgage Series 2007-1, Class AAB 5.422%, 1/15/49	360,548	360
Banc of America Commercial Mortgage Series 2007-4, Class A4, ARM 5.937%, 2/10/51	135,000	151

Banc of America Commercial Mortgage Series 2007-4, Class AM, ARM 6.004%, 2/10/51	130,000	145
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	265,000	292
Banc of America Commercial Mortgage Series 2008-1, Class A4, ARM 6.395%, 2/10/51	395,000	452
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.925%, 2/25/34	22,914	23
Bank of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 2.867%, 5/25/34	17,073	17
Bank of America Mortgage Securities Series 2004-H, Class 2A2, ARM 2.889%, 9/25/34	17,118	17
Bank of America Mortgage Securities Series 2004-I, Class 3A2, ARM 2.745%, 10/25/34	7,993	8
Bank of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 2.83%, 11/25/35	122,734	113
Bank of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 2.801%, 11/25/35	39,620	36
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	265,000	290
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A4, ARM 5.694%, 6/11/50	245,000	277
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	9,680	8
Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B, ARM 6.207%, 12/10/49	140,000	157

Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, ARM 1.771%, 1/25/34	31,706	25
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A, CMO, ARM 1.008%, 9/19/44	66,503	62
FREMF Mortgage Trust Series 2012-K22, Class B, ARM 3.812%, 8/25/45 (5)	80,000	75
FREMF Mortgage Trust Series 2012-K23, Class B, ARM 3.782%, 10/25/45 (5)	125,000	117
FREMF Mortgage Trust Series 2012-K711, Class B, ARM 3.684%, 8/25/45 (5)	130,000	128
FREMF Mortgage Trust Series 2013-K24, Class B, ARM 3.623%, 11/25/45 (5)	45,000	41
FREMF Mortgage Trust Series 2013-K26, Class B, ARM 3.723%, 12/25/45 (5)	95,000	88
FREMF Mortgage Trust Series 2013-K27, Class B, ARM 3.616%, 1/25/46 (5)	70,000	63
FREMF Mortgage Trust Series 2013-K28, Class B, ARM 3.614%, 6/25/46 (5)	130,000	118
FREMF Mortgage Trust Series 2013-K712, Class B, ARM 3.483%, 5/25/45 (5)	60,000	58
FREMF Mortgage Trust Series 2013-K713, Class B, ARM 3.274%, 4/25/46 (5)	150,000	143
Goldman Sachs Mortgage Securities II Series 2012-GCJ9, Class A3 2.773%, 11/10/45	125,000	118
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB 4.619%, 8/10/42	10,100	10

GSAA Home Equity Trust Series 2005-8, Class A3, ARM 0.596%, 6/25/35	240,903	224
GSAA Home Equity Trust Series 2005-MTR1, Class A4, ARM 0.536%, 10/25/35	100,000	93
Invitation Homes Trust Series 2013-SFR1, Class A, CMO, ARM 1.40%, 12/17/30 (5)	100,000	100
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, ARM 4.824%, 10/15/42	114,603	117
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB16, Class A4 5.552%, 5/12/45	223,800	245
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	290,000	319
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18, Class A4 5.44%, 6/12/47	455,000	503
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4, ARM 5.895%, 2/12/49	410,000	460
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class AM, ARM 5.895%, 2/12/49	230,000	250
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	115,000	130
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class AM, ARM 6.192%, 2/15/51	140,000	156
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	155,000	148
JPMorgan Chase Commercial Mortgage Securities Series 2013-LC11, Class A5 2.96%, 4/15/46	90,000	86

LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156%, 2/15/31	500,000	536
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class A4 5.372%, 9/15/39	155,000	170
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38	120,000	133
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.32%, 4/15/41	25,000	29
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	110,000	119
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4, ARM 6.047%, 6/12/50	165,000	185
Morgan Stanley Capital I Series 2008-T29, Class A4 6.459%, 1/11/43	177,000	206
Sequoia Mortgage Trust Series 2013-6, Class A1, CMO, ARM 2.50%, 5/25/43	181,409	165
Sequoia Mortgage Trust Series 2013-7, Class A2, CMO, ARM 3.00%, 6/25/43	97,909	92
Terwin Mortgage Trust Series 2005-14HE, Class AF2, ARM 4.849%, 8/25/36	19,895	21
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A3 5.678%, 5/15/46	85,000	95
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 2.55%, 9/25/35	6,943	7
Wells Fargo Mortgage-Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 2.90%, 1/25/34	23,412	23

Wells Fargo Mortgage-Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 4.71%, 6/25/34	13,194	13
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 2.672%, 3/25/35	39,645	40
WF-RBS Commercial Mortgage Trust Series 2013-C13, Class A4 3.001%, 5/15/45	210,000	200
Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,689)		8,703

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 3.1%

U.S. Government Agency Obligations 2.4% (6)

Federal Home Loan Mortgage		
2.50%, 5/1/28	58,602	59
3.00%, 12/1/42 - 4/1/43	1,269,383	1,221
3.50%, 8/1/42 - 5/1/43	1,401,760	1,412
4.00%, 6/1/24 - 12/1/41	944,258	988
4.50%, 11/1/18 - 10/1/40	1,404,533	1,498
5.00%, 10/1/18 - 8/1/40	1,067,193	1,162
5.50%, 3/1/18 - 1/1/40	357,761	388
6.00%, 10/1/16 - 8/1/38	253,233	279
6.50%, 3/1/32 - 9/1/32	122,283	136
7.00%, 6/1/32	1,184	1
Federal Home Loan Mortgage, ARM		
2.475%, 7/1/35	16,248	17
2.598%, 1/1/36	3,787	4
2.687%, 2/1/37	82,801	89
2.719%, 1/1/37	19,376	21
2.775%, 11/1/35	12,129	13
2.854%, 2/1/37	107,131	114

2.91%, 9/1/32	633	1
Federal Home Loan Mortgage, CMO		
1.426%, 8/25/17	75,000	76
1.875%, 4/25/22	117,979	116
Federal Home Loan Mortgage, TBA		
3.50%, 1/1/28	195,000	205
4.00%, 1/1/42	360,000	373
Federal National Mortgage Assn.		
2.50%, 10/1/27 - 8/1/28	1,720,559	1,722
3.00%, 1/1/27 - 5/1/43	4,484,274	4,375
3.50%, 5/1/42 - 1/1/43	2,126,796	2,147
4.00%, 4/1/26 - 5/1/42	4,281,512	4,485
4.50%, 5/1/19 - 9/1/42	2,897,217	3,096
5.00%, 9/1/19 - 6/1/42	3,210,146	3,491
5.50%, 9/1/23 - 6/1/40	2,277,409	2,495
6.00%, 6/1/21 - 5/1/42	1,585,940	1,754
6.50%, 5/1/17 - 11/1/37	298,109	332
Federal National Mortgage Assn., ARM		
2.273%, 11/1/35	48,998	52
2.664%, 12/1/35	11,795	13
2.665%, 12/1/36	51,514	55
2.709%, 12/1/35	10,891	12
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/1/32	5,117	1
Federal National Mortgage Assn., TBA		
2.50%, 1/1/27	210,000	210
3.50%, 1/1/25 - 1/1/41	2,002,000	2,040
4.50%, 1/1/36	1,187,000	1,267
		35,720

U.S. Government Obligations 0.7%		
Government National Mortgage Assn.		
2.50%, 5/20/27 - 3/20/43	3,059,770	2,995
3.00%, 8/20/42 - 6/20/43	1,150,019	1,125
3.50%, 2/20/27 - 12/20/42	610,458	630
4.00%, 10/20/40 - 7/20/42	1,076,335	1,139
4.50%, 11/20/39 - 3/20/41	1,325,936	1,436
5.00%, 7/20/39 - 3/20/41	552,332	605
5.50%, 7/15/33 - 12/20/39	512,567	567
6.00%, 11/20/33	41,908	47
6.50%, 3/15/26 - 12/20/33	5,475	6
7.00%, 2/15/30	6,224	6
8.00%, 4/15/22 - 10/20/25	2,548	3
Government National Mortgage Assn., CMO, IO		
4.00%, 2/20/43	127,012	30
4.50%, 11/20/37 - 12/20/39	609,921	95
Government National Mortgage Assn., TBA		
3.00%, 1/1/42	442,000	431
3.50%, 1/1/41	1,037,000	1,059
		10,174
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $46,241)		45,894

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 2.4%

U.S. Treasury Obligations 2.4%		
U.S. Treasury Bonds, 3.125%, 2/15/43	2,910,000	2,551
U.S. Treasury Bonds, 4.625%, 2/15/40	1,980,000	2,285
U.S. Treasury Bonds, 5.375%, 2/15/31	430,000	538
U.S. Treasury Bonds, 6.75%, 8/15/26	40,000	56

U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	1,188,728	1,212
U.S. Treasury Notes, 0.25%, 2/28/14	690,000	690
U.S. Treasury Notes, 0.625%, 11/30/17	12,080,000	11,903
U.S. Treasury Notes, 0.875%, 2/28/17	8,625,000	8,679
U.S. Treasury Notes, 1.25%, 10/31/18	100,000	99
U.S. Treasury Notes, 1.875%, 6/30/20	1,855,000	1,845
U.S. Treasury Notes, 2.25%, 5/31/14	500,000	505
U.S. Treasury Notes, 2.625%, 7/31/14 (7)	3,115,000	3,166
U.S. Treasury Notes, 2.625%, 4/30/16	690,000	727
U.S. Treasury Notes, 2.625%, 8/15/20	285,000	297
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $34,601)		34,553

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.3%

CNOOC Finance 2013, 1.75%, 5/9/18	200,000	197
CODELCO, 7.50%, 1/15/19 (5)	125,000	151
Ecopetrol, 4.25%, 9/18/18	125,000	130
Electricite de France, 4.60%, 1/27/20 (5)	115,000	126
Gazprom, 7.288%, 8/16/37	125,000	132
Government of Bermuda, 4.854%, 2/6/24 (5)	200,000	198
Government of Bermuda, 5.603%, 7/20/20 (5)	100,000	108
KfW, 0.50%, 4/19/16	236,000	235
National Gas Company of Trinidad & Tobago 6.05%, 1/15/36 (5)	100,000	105
Petrobras Global Finance, 4.375%, 5/20/23	70,000	64
Petrobras International Finance, 5.75%, 1/20/20	245,000	256
Petrobras International Finance, 5.875%, 3/1/18	160,000	174
Petrobras International Finance, 7.875%, 3/15/19	25,000	29
Petroleos Mexicanos, 3.50%, 7/18/18	185,000	189

Petroleos Mexicanos, 4.875%, 1/24/22	370,000	380
Petroleos Mexicanos, 6.50%, 6/2/41	120,000	122
Province of Manitoba, 1.30%, 4/3/17	165,000	168
Province of Ontario, 1.20%, 2/14/18	80,000	79
Province of Ontario, 1.60%, 9/21/16	225,000	230
Republic of Chile, 3.875%, 8/5/20	100,000	106
Republic of Indonesia, 11.625%, 3/4/19 (5)	150,000	203
Republic of Panama, 5.20%, 1/30/20	100,000	109
Republic of Poland, 3.00%, 3/17/23	200,000	183
Republic of Poland, 3.875%, 7/16/15	190,000	200
Russian Federation, STEP, 7.50%, 3/31/30 (5)	107,250	126
Statoil, 1.95%, 11/8/18	145,000	146
Swedish Export Credit, 5.125%, 3/1/17	150,000	170
Total Foreign Government Obligations & Municipalities (Cost $4,265)		4,316

MUNICIPAL SECURITIES 0.4%

California 0.1%

Bay Area Toll Auth., Build America, 6.263%, 4/1/49	155,000	193
California, 5.00%, 4/1/43	25,000	25
East Bay Municipal Utility Dist., Build America, 5.874%, 6/1/40	175,000	205
Los Angeles Airport, Build America, 7.053%, 5/15/40	100,000	117
Los Angeles Dept. of Water & Power, 5.00%, 7/1/43	125,000	130
San Diego County Water Auth., Build America, 6.138%, 5/1/49	60,000	71
		741

Colorado 0.0%

Denver School Dist. No. 1, COP, 4.242%, 12/15/37	65,000	59
Regional Transportation Dist., Sales Tax, Fastracks 5.00%, 11/1/38	100,000	105
		164

Kansas 0.0%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (8)	75,000	78
		78
Maryland 0.0%		
Maryland, State & Local Fac., 5.00%, 3/1/24	105,000	121
Maryland Transportation Auth., Build America, 5.754%, 7/1/41	195,000	214
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	80,000	88
		423
Massachusetts 0.0%		
Massachusetts, 5.00%, 6/1/25	75,000	85
Massachusetts, Build America, 4.50%, 8/1/31	90,000	88
Massachusetts Bay Transportation Auth., 5.00%, 7/1/20	75,000	89
		262
Minnesota 0.0%		
Minnesota, 5.00%, 3/1/27	60,000	66
		66
New York 0.1%		
Dormitory Auth. of the State of New York, Personal Income Tax 4.00%, 12/15/22	60,000	66
Metropolitan Transportation Auth., Dedicated Tax Fund, Build America, 7.336%, 11/15/39	25,000	33
New York City, Build America, 5.846%, 6/1/40	90,000	100
New York City Housing Dev. Corp., 6.42%, 11/1/27	5,000	5
New York City Municipal Water Fin. Auth., Build America 5.952%, 6/15/42	55,000	66
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	195,000	214
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/24	45,000	51

New York City Transitional Fin. Auth., Future Tax, 5.00%, 2/1/25	50,000	56
New York State Urban Dev., Personal Income Tax 5.00%, 3/15/43	185,000	191
Port Auth. of New York & New Jersey, 4.458%, 10/1/62	275,000	243
Tompkins County IDA, Cornell Univ., 5.00%, 7/1/37	100,000	106
		1,131
Ohio 0.0%		
JobsOhio Beverage System, Liquid Profit, 4.532%, 1/1/35	100,000	94
		94
Oregon 0.0%		
Oregon, Taxable Pension, 5.892%, 6/1/27	40,000	47
		47
Pennsylvania 0.0%		
Pennsylvania, 5.00%, 7/1/21	110,000	130
Pennsylvania, 5.00%, 4/1/25	45,000	52
Philadelphia IDA, 3.964%, 4/15/26	260,000	237
		419
South Carolina 0.0%		
South Carolina Public Service Auth., 4.322%, 12/1/27	115,000	111
		111
Texas 0.0%		
Dallas Independent School Dist., 5.00%, 8/15/29	70,000	77
Houston, Public Improvement, 5.00%, 3/1/23	80,000	93
Texas Transportation Commission, Build America 5.178%, 4/1/30	140,000	154
Univ. of Texas, 5.00%, 8/15/43	165,000	174
		498

Utah 0.0%		
Utah Transit Auth., Tax Revenue, Build America 5.937%, 6/15/39	175,000	199
		199
Virginia 0.1%		
Univ. of Virginia, 5.00%, 6/1/43	40,000	43
Univ. of Virginia, Build America, 5.00%, 9/1/40	190,000	197
Virginia, 5.00%, 6/1/23	40,000	48
Virginia College Building Auth., 21st Century College & Equipment Program, 5.00%, 2/1/22	40,000	47
Virginia Public Building Auth., Build America, 5.90%, 8/1/30	155,000	174
Virginia Public School Auth., School Funding, 1997 Resolution 5.00%, 8/1/23	115,000	135
Virginia Transportation Board, Build America, 5.35%, 5/15/35	20,000	21
		665
Washington 0.0%		
Washington, 5.00%, 7/1/24	40,000	46
		46
Total Municipal Securities (Cost $6,683)		6,656
BOND MUTUAL FUNDS 5.5%		
T. Rowe Price Institutional Emerging Markets Bond Fund, 5.33% (9)(10)	2,854,127	25,145
T. Rowe Price Institutional High Yield Fund, 5.30% (9)(10)	3,373,055	33,528
T. Rowe Price Institutional International Bond Fund, 2.16% (9)(10)	2,402,467	22,487
Total Bond Mutual Funds (Cost $80,004)		81,160
EQUITY MUTUAL FUNDS 8.1%		
T. Rowe Price Institutional Emerging Markets Equity Fund (9)	2,440,651	73,464

Total Investments in Securities

100.8% of Net Assets (Cost $1,030,777)	**$ 1,478,705**

- ‡ Denominated in U.S. dollars unless otherwise noted.
- (1) Non-income producing
- (2) All or a portion of this security is on loan at November 30, 2013 -- total value of such securities at period-end amounts to $7,923. See Note 4.
- (3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $196 and represents 0.0% of net assets.
- (4) Level 3 in fair value hierarchy. See Note 2.
- (5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $12,323 and represents 0.8% of net assets.
- (6) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
- (7) At November 30, 2013, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
- (8) Insured by Assured Guaranty Municipal Corp.
- (9) Affiliated Companies
- (10) SEC 30-day yield
- (11) Seven-day yield

ADR	American Depository Receipts
ARM	Adjustable Rate Mortgage
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
DKK	Danish Krone
ETC	Equipment Trust Certificate
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
IO	Interest Only security for which the fund receives interest on notional principal
JPY	Japanese Yen
KRW	South Korean Won

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $1,030,777)	$ 1,478,705
Dividends and interest receivable	2,879
Receivable for investment securities sold	1,539
Receivable for shares sold	1,045
Variation margin receivable on futures contracts	11
Other assets	336
Total assets	1,484,515
Liabilities	
Obligation to return securities lending collateral	8,269
Payable for investment securities purchased	8,025
Investment management fees payable	578
Payable for shares redeemed	567
Due to affiliates	172
Unrealized loss on swaps	3
Other liabilities	282
Total liabilities	17,896
NET ASSETS	$ 1,466,619
Net Assets Consist of:	
Undistributed net investment income	$ 12,888
Accumulated undistributed net realized gain	45,003
Net unrealized gain	447,901
Paid-in capital applicable to 46,782,587 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized	960,827
NET ASSETS	$ 1,466,619
NET ASSET VALUE PER SHARE	$ 31.35

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Personal Strategy Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of approximately 80% stocks and 20% bonds and money market securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $8,000 for the six months ended November 30, 2013.

New Accounting Guidance On June 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued, and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2013:

There were no material transfers between Levels 1 and 2 during the six months.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2013, totaled $9,000 for the six months ended November 30, 2013.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2013, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2013, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all bilateral derivatives with that counterparty would be liquidated and a net amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash and currencies posted by the fund are reflected as cash deposits in the accompanying financial statements and generally are restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of November 30, 2013, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2013, securities valued at $203,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements are executed in the OTC market and can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets, and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, payment risk increases as the price of the relevant underlying credit or credit rating declines. As of November 30, 2013, the notional amount of protection sold by the fund totaled $350,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended November 30, 2013, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments The fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying securities; however, the fund may elect to extend the settlement by “rolling” the transaction. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of November 30, 2013, no collateral was pledged by the fund or counterparties for TBAs.

Securities Lending The fund lends its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. It receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2013, the value of loaned securities was $7,923,000; the value of cash collateral and related investments was $8,269,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $196,664,000 and $183,268,000, respectively, for the six months ended November 30, 2013. Purchases and sales of U.S. government securities aggregated $96,466,000 and $81,200,000, respectively, for the six months ended November 30, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At November 30, 2013, the cost of investments for federal income tax purposes was $1,045,469,000. Net unrealized gain aggregated $433,209,000 at period-end, of which $460,572,000 related to appreciated investments and $27,363,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2013, the effective annual group fee rate was 0.30%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended November 30, 2013, expenses incurred pursuant to these service agreements were $87,000 for Price Associates; $281,000 for T. Rowe Price Services, Inc.; and $225,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price fund(s) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying T. Rowe Price fund’s net assets. Each underlying T. Rowe Price fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying T. Rowe Price fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying T. Rowe Price fund related to the fund’s investment therein. The accompanying Statement of Operations reflects management fees permanently waived pursuant to this agreement.

Annual fee rates and management fees waived related to investments in the underlying T. Rowe Price fund(s) for the six months ended November 30, 2013, are as follows:

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 21, 2014